Statements of Cash Flows - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Profit from continued operation	R$ 1,610	R$ 1,189	R$ 1,076
Profit (loss) from discontinued operation		367	(16)
Net income for the year	1,610	1,556	1,060
Adjustment to reconcile net income for the year to net cash flows
Deferred income tax and social contribution	(127)	(372)	162
(Gain) loss on disposal of property, plant and equipment and leasing write-off	12	(71)	1
Depreciation and amortization	687	1,372	484
Financial changes	911	785	431
Share of (profit) loss of associate	(47)	(27)	5
(Reversal of) provision for legal proceedings	(48)	77	19
Provision write-off assets		24
Provision for stock option	14	5	2
Provision for allowance for inventory losses and damages	302	13	5
Allowance for doubtful accounts	2	51
Adjustments to reconcile profit (loss)	3,292	3,555	2,167
Variations in operating assets and liabilities
Trade receivables	(85)	(155)	21
Inventories	(943)	(1,029)	(153)
Recoverable taxes	(12)	(46)	(326)
Restricted deposits for legal proceedings	15	(14)	(1)
Other assets	(69)	(10)	(106)
Trade payables, net	884	877	1,671
Payroll and related taxes	54	121	36
Related parties	391	(54)	(17)
Provision for legal proceedings	(49)	(41)	(22)
Taxes and social contributions payable	4	556	69
Deferred revenue	128	(107)	(153)
Dividends received	11
Other liabilities	25	(88)	104
Income tax and social contribution, paid	(374)	(67)	(131)
Cash flows from (used in) operations	(20)	(57)	992
Net cash generated by operating activities	3,272	3,498	3,159
Cash flow investment activities
Capital contribution in associates		(31)
Purchase of property, plant and equipment	(2,231)	(1,562)	(1,357)
Purchase of intangible assets	(854)	(82)	(52)
Proceeds from the sale of property, plant and equipment	212	604	362
Acquisition of subsidiaries, net of cash acquired			3,311
Purchase of investment property		(15)	(12)
Purchase of assets held for sale (note 29)	(403)
Subsidiary spin-off (note 1.3.1)		3,687
Net cash from corporate reorganization		(14)
Net cash used in investment activities	(3,276)	(4,787)	(4,370)
Cash flow financing activities
Capital contribution	27	650	2,003
Proceeds from borrowings and financing	6,090	2,852	9,395
Payment of borrowings and financing	(6,479)	(3,052)	(6,124)
Dividends and interest on equity paid	(148)	(489)	(299)
Payment of lease liabilities	(468)	(756)	(267)
Transaction with non-controlling interest		2	7
Net cash (used in) generated by financing activities	(978)	(793)	4,715
Net (decrease) increase in cash and cash equivalents	(982)	(2,082)	3,504
Exchange rate variation on cash and cash equivalents		588	111
Cash and cash equivalents at the beginning of the year	3,532	5,026	1,411
Cash and cash equivalents at the end of the year	R$ 2,550	R$ 3,532	R$ 5,026